SEWARD & KISSEL LLP
                                901 K Street, NW
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                    June 8, 2015



VIA EDGAR
---------
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549


         RE: Alliance New York Municipal Income Fund, Inc. (the "Fund") File No.: 811-10577
                ----------------------------------------------------------


Dear Sir or Madam:

      Attached herewith for filing on behalf of the Fund is the Fund's Definitive Proxy Statement under Section 14 of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 thereunder.

      Please call the undersigned or Kathleen Clarke at (202) 737-8833 with any comments or questions.

                                                Sincerely,

                                               /s/ Anna C. Leist
                                                ------------------
                                                  Anna C. Leist
Enclosures